Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	$ 30,167	$ 33,213
Additions	3,845	1,591
Sale	(8)
Amortization	(4,984)	(4,637)
Intangible assets other than goodwill at end of period	29,020	30,167
Write-offs	0	0
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0
Additions	0	0
Sale	0
Amortization	0	0
Intangible assets other than goodwill at end of period	0	0
Tradenames
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	13,980	13,980
Additions	0	0
Sale	0
Amortization	0	0
Intangible assets other than goodwill at end of period	13,980	13,980
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	16,034	18,983
Additions	3,845	1,591
Sale	(8)
Amortization	(4,887)	(4,540)
Intangible assets other than goodwill at end of period	14,984	16,034
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	153	250
Additions	0	0
Sale	0
Amortization	(97)	(97)
Intangible assets other than goodwill at end of period	56	153
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	54,956
Intangible assets other than goodwill at end of period	58,762	54,956
Cost | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,153
Intangible assets other than goodwill at end of period	2,153	2,153
Cost | Tradenames
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	13,980
Intangible assets other than goodwill at end of period	13,980	13,980
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	37,854
Intangible assets other than goodwill at end of period	41,660	37,854
Cost | Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	969
Intangible assets other than goodwill at end of period	969	969
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(24,789)
Intangible assets other than goodwill at end of period	(29,742)	(24,789)
Accumulated amortization | Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(2,153)
Intangible assets other than goodwill at end of period	(2,153)	(2,153)
Accumulated amortization | Tradenames
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0
Intangible assets other than goodwill at end of period	0	0
Accumulated amortization | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(21,820)
Intangible assets other than goodwill at end of period	(26,676)	(21,820)
Accumulated amortization | Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(816)
Intangible assets other than goodwill at end of period	$ (913)	$ (816)